Segment information (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Summary of Information by Segment
INFORMATION BY SEGMENT

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
			Third-party revenue
7,938	10,932	12,403	Integrated Gas	18,869	26,477
1,533	2,062	2,253	Upstream	3,595	3,784
26,573	26,280	34,121	Marketing	52,853	60,257
28,656	32,056	39,793	Chemicals and Products	60,712	73,213
9,866	15,619	11,477	Renewables and Energy Solutions	25,485	20,503
12	12	12	Corporate	24	28
74,578	86,959	100,059	Total third-party revenue[1]	161,538	184,263
			Inter-segment revenue
2,940	3,534	4,176	Integrated Gas	6,474	7,708
8,859	11,146	13,951	Upstream	20,005	25,892
123	163	153	Marketing	286	254
508	565	718	Chemicals and Products	1,073	1,385
771	1,475	1,522	Renewables and Energy Solutions	2,246	2,764
—	—	—	Corporate	—	—
			CCS earnings
754	2,410	8,103	Integrated Gas	3,164	11,183
1,586	2,779	6,391	Upstream	4,365	9,486
970	1,137	836	Marketing	2,107	1,000
349	1,799	2,131	Chemicals and Products	2,148	3,203
530	2,200	(173)	Renewables and Energy Solutions	2,729	(1,709)
(701)	(1,064)	(529)	Corporate	(1,765)	(1,264)
3,488	9,262	16,759	Total CCS earnings	12,749	21,899
1.Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Second quarter 2023 included income of $4,247 million (first quarter 2023: $4,809 million income; second quarter 2022: $3,477 million income). This amount includes both the reversal of prior gains of $27 million (first quarter 2023: $1,369 million gains; second quarter 2022: $2,094 million losses) related to sales contracts and prior losses of $88 million (first quarter 2023: $772 million losses; second quarter 2022: $1,982 million gains) related to purchase contracts that were previously recognised and where physical settlement took place in the second quarter 2023.
Summary of Reconciliation of CCS Earnings to Income
RECONCILIATION OF INCOME FOR THE PERIOD TO CCS EARNINGS

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
3,134	8,709	18,040	Income/(loss) attributable to Shell plc shareholders	11,843	25,156
20	64	198	Income/(loss) attributable to non-controlling interest	83	401
3,154	8,772	18,238	Income/(loss) for the period	11,926	25,557
			Current cost of supplies adjustment:
383	647	(1,929)	Purchases	1,030	(4,723)
(96)	(171)	496	Taxation	(267)	1,178
47	13	(46)	Share of profit/(loss) of joint ventures and associates	60	(114)
334	489	(1,479)	Current cost of supplies adjustment	823	(3,659)
			Of which:
326	481	(1,363)	Attributable to Shell plc shareholders	807	(3,453)
8	8	(116)	Attributable to non-controlling interest	16	(205)
3,488	9,262	16,759	CCS earnings	12,749	21,899
			Of which:
3,460	9,190	16,677	CCS earnings attributable to Shell plc shareholders	12,650	21,703
27	72	82	CCS earnings attributable to non-controlling interest	99	196